PREPAID EXPENSE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense
Prepaid expense	$ 54,000	$ 449,954
Stock compensation to consultants and employees	$ 54,000	154,954
Commissions		$ 295,000